Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2020
Document Effective Date	Jul. 29, 2020
Prospectus Date	Apr. 29, 2020
Baillie Gifford China A Shares Fund | Class K
Prospectus:
Trading Symbol	BCAKX
Baillie Gifford China A Shares Fund | Institutional Class
Prospectus:
Trading Symbol	BCANX